Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment as of December 31, 2014 and 2015 consist of the following:

	2014		2015
	(In millions of Korean Won)
Computer and equipment	~~W~~	7,050	~~W~~	6,413
Furniture and fixtures		1,368		1,750
Vehicles		80		—
Capital lease assets		1,340		1,429
Leasehold improvements		964		964
Software externally-purchased		10,280		10,506

		21,082		21,062
Less accumulated depreciation		(19,869)		(20,180)

	~~W~~	1,213	~~W~~	882